Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expenses and Other Current Assets

Significant components of prepaid expenses and other current assets as of December 31, 2014 and 2013 are summarized as follows:

(in thousands)	2014	2013
Prepaid expenses	$35,334	41,905
Supplies inventory	14,340	12,142
Other	49,300	41,062

Total	$98,974	95,109